Schedule of Investments - March 31, 2021
Hotchkis & Wiley Value Opportunities Fund (Unaudited)

	Shares
COMMON STOCKS - 97.07%	Held			Value
COMMUNICATION SERVICES - 9.10%
Interactive Media & Services - 2.12%
Alphabet, Inc. (a)		5,300		$10,931,356

Media - 5.03%
Discovery, Inc. (a)		423,600		15,626,604
News Corp.		404,200		10,278,806
				25,905,410
Wireless Telecommunication Services - 1.95%
Vodafone Group PLC - ADR		543,500		10,016,705
TOTAL COMMUNICATION SERVICES				46,853,471

CONSUMER DISCRETIONARY - 5.94%
Automobiles - 2.41%
General Motors Company (a)		216,100		12,417,106

Hotels, Restaurants & Leisure - 1.59%
Accor SA (a) (v)		216,500		8,156,857

Specialty Retail - 1.94%
The ODP Corp. (a)		230,270		9,968,388
TOTAL CONSUMER DISCRETIONARY				30,542,351

CONSUMER STAPLES - 3.19%
Beverages - 0.46%
Heineken Holding NV (v)		26,500		2,354,750

Tobacco - 2.73%
Philip Morris International, Inc.		158,300		14,047,542
TOTAL CONSUMER STAPLES				16,402,292

ENERGY - 9.54%
Energy Equipment & Services - 2.95%
Frank's International NV (a)		1,096,800		3,893,640
Mcdermott International Ltd. (a)		2,266,028		1,812,823
NOV, Inc. (a)		688,300		9,443,476
				15,149,939
Oil, Gas & Consumable Fuels - 6.59%
Cairn Energy PLC (v)		2,280,645		5,353,006
Equitrans Midstream Corp.		663,600		5,414,976
Hess Corp.		105,800		7,486,408
Range Resources Corp. (a)		865,800		8,943,714
Royal Dutch Shell PLC - ADR		112,200		4,399,362
Whiting Petroleum Corp. (a)		65,725		2,329,951
				33,927,417
TOTAL ENERGY				49,077,356

FINANCIALS - 20.83%
Banks - 9.71%
Bank of America Corp. (c)		337,500		13,057,875
Popular, Inc.		84,400		5,935,008
Wells Fargo & Company		792,600		30,966,882
				49,959,765
Capital Markets - 4.09%
The Goldman Sachs Group, Inc.		52,200		17,069,400
State Street Corp.		47,300		3,973,673
				21,043,073
Diversified Financial Services - 2.88%
Berkshire Hathaway, Inc. (a)		57,900		14,791,713

Insurance - 4.15%
American International Group, Inc. (c)		395,400		18,271,434
Global Indemnity Group LLC		104,400		3,094,416
				21,365,850
TOTAL FINANCIALS				107,160,401

HEALTH CARE - 6.27%
Health Care Providers & Services - 6.27%
Anthem, Inc.		35,200		12,635,040
Triple-S Management Corp. (a)		753,600		19,616,208
TOTAL HEALTH CARE				32,251,248

INDUSTRIALS - 16.26%
Air Freight & Logistics - 3.99%
Royal Mail PLC (a) (c) (v)		2,947,100		20,511,194

Commercial Services & Supplies - 1.46%
Babcock International Group PLC (a) (v)		2,378,600		7,495,789

Construction & Engineering - 0.78%
Fluor Corp. (a)		174,600		4,031,514

Industrial Conglomerates - 6.25%
General Electric Company (c)		2,449,700		32,164,561

Professional Services - 0.15%
Hudson Global, Inc. (a)		48,170		799,622

Road & Rail - 3.63%
AMERCO		30,500		18,684,300
TOTAL INDUSTRIALS				83,686,980

INFORMATION TECHNOLOGY - 21.26%
Communications Equipment - 5.70%
F5 Networks, Inc. (a)		140,500		29,311,110

Electronic Equipment, Instruments & Components - 2.41%
Arrow Electronics, Inc. (a)		65,400		7,247,628
TE Connectivity Ltd.		39,900		5,151,489
				12,399,117
IT Services - 1.77%
Euronet Worldwide, Inc. (a)		66,000		9,127,800

Software - 10.86%
Microsoft Corp. (c)		171,100		40,340,247
Oracle Corp. (c)		221,100		15,514,587
				55,854,834
Technology Hardware, Storage & Peripherals - 0.52%
Hewlett Packard Enterprise Company		170,500		2,683,670
TOTAL INFORMATION TECHNOLOGY				109,376,531

MATERIALS - 2.82%
Chemicals - 2.40%
Iracore Investments Holdings, Inc. - Class A (Acquired 04/13/2017, Cost $6,892,250) (f) (i) (m) (o) (u)		32,422		12,375,802

Metals & Mining - 0.42%
American Zinc Recycling Corp. (Acquired 07/24/2014 - 12/10/2019, Cost $7,951,436) (a) (f) (i) (m) (u)		7,042		2,150,576
TOTAL MATERIALS				14,526,378

REAL ESTATE - 1.86%
Equity Real Estate Investment Trusts - 1.86%
Seritage Growth Properties (a)		522,600		9,589,710
TOTAL REAL ESTATE				9,589,710

Total common stocks (Cost $387,642,904)				499,466,718

PREFERRED STOCKS - 0.27%
FINANCIALS - 0.27%
Thrifts & Mortgage Finance - 0.27%
Federal Home Loan Mortgage Corp. - Series K (a)		33,900		291,201
Federal Home Loan Mortgage Corp. - Series N (a) (i)		118,600		948,800
Federal Home Loan Mortgage Corp. - Series S (a)		18,700		158,015
TOTAL FINANCIALS				1,398,016

Total preferred stocks (Cost $274,262)				1,398,016

CONVERTIBLE BONDS - 0.31%
REAL ESTATE - 0.31%
Equity Real Estate Investment Trusts - 0.31%
GEO Corrections Holdings, Inc.
6.500%, 02/23/2026 (r)		1,497,000		1,570,697
Total convertible bonds (Cost $1,497,000)				1,570,697

TERM LOANS - 1.41%
CONSUMER DISCRETIONARY - 0.29%
Specialty Retail - 0.29%
Ascena Retail Group, Inc.
5.250% (3 Month LIBOR USD + 4.500%), 08/21/2022 (Acquired 07/15/2019 - 11/04/2019, Cost $6,870,183) (b) (d) (m)		8,654,049		1,512,685
TOTAL CONSUMER DISCRETIONARY				1,512,685

ENERGY - 0.22%
Energy Equipment & Services - 0.22%
Lealand Finance Company BV
3.109% (1 Month LIBOR USD + 3.000%), 06/28/2024 (Acquired 06/30/2020, Cost $442,883) (b) (m)		442,883		360,949
4.109% (1 Month LIBOR USD + 4.000%), 06/30/2025 (Acquired 06/30/2020 - 03/01/2021, Cost $1,463,632) (b) (m)		1,318,507		747,152
TOTAL ENERGY				1,108,101

MATERIALS - 0.90%
Chemicals - 0.74%
Iracore International Holdings, Inc.
11.250% (1 Month LIBOR USD + 9.000%), 04/12/2024 (Acquired 04/13/2017, Cost $2,649,013) (b) (f) (m) (u)		2,649,013		2,649,013
UTEX Industries, Inc.
TBD, 05/21/2021 (Acquired 07/30/2020, Cost $853,251) (d) (e) (i) (m)		2,820,666		1,157,657
				3,806,670
Metals & Mining - 0.16%
American Zinc Recycling Corp.
15.000% PIK, 04/12/2023 (Acquired 01/31/2020 - 02/04/2021, Cost $859,933) (f) (i) (m) (p) (u)		877,681		851,351
TOTAL MATERIALS				4,658,021

Total term loans (Cost $13,138,895)				7,278,807

PURCHASED PUT OPTIONS - 0.06%	Contracts (100 shares per contract)		Notional Amount
CONSUMER DISCRETIONARY - 0.06%
Automobiles - 0.06%
Tesla, Inc. (a)
Expiration: June 2022, Exercise Price: $160.00		100	$6,679,300	47,000
Expiration: January 2023, Exercise Price: $600.00		15	1,001,895	286,650
TOTAL CONSUMER DISCRETIONARY				333,650

Total purchased put options (Cost $853,297)				333,650

Total long-term investments (Cost $403,406,358)				510,047,888
	Principal
SHORT-TERM INVESTMENTS - 0.56%	Amount
Time Deposits - 0.56%
Bank of Montreal, 0.01%, 04/01/2021*		$2,869,321		2,869,321
Brown Brothers Harriman & Co., 0.01%, 04/01/2021*	GBP	1		1
Total short-term investments (Cost $2,869,322)				2,869,322

Total investments - 99.68% (Cost $406,275,680)				512,917,210

Other assets in excess of liabilities - 0.32%				1,643,357

Net assets - 100.00%				$514,560,567

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at March 31, 2021.
(c)	- All or a portion of this security is segregated as collateral for delayed delivery securities and/or futures contracts.
(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(e)	- Delayed delivery security.
(f)
 - Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $18,026,742, which represented 3.50% of net assets.  See Security Valuation below.

(i)	- Illiquid security. The total market value of these securities was $17,484,186, which represented 3.40% of net assets.
(m)
 - Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $21,805,185, which represented 4.24% of net assets.

(o)
 - Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2021, is set forth below:

					Net Change in
					Unrealized
	Value at			Net Realized	Appreciation/	Value at		Shares Held at
Issuer Name	June 30, 2020	Purchases	Sales	Gains (Losses)	Depreciation	March 31, 2021	Dividends	March 31, 2021
Iracore Investments Holdings, Inc.	$9,564,166	$-	$-	$-	$2,811,636	$12,375,802	$770,959	32,422
Motors Liquidation Company GUC Trust+	2,450,881	-	(3,339,050)	3,161,898	(2,273,729)	-	-	-
	$12,015,047	$-	$(3,339,050)	$3,161,898	$537,907	$12,375,802	$770,959

+ Issuer was not an affiliate as of March 31, 2021.
(p)	- Payment in-kind (PIK) security.
(r)	- Rule 144A security under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $1,570,697, which represented 0.31% of net assets.

(u)	- Value determined using significant unobservable inputs.
(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $43,871,596, which represented 8.53% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
GBP	- British Pound
LIBOR	- London Interbank Offered Rate
TBD	- To be determined.
USD	- United States Dollar
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Futures Contracts - March 31, 2021
Hotchkis & Wiley Value Opportunities Fund (Unaudited)

Description	Number of Contracts Purchased (Sold)	Expiration	Notional Amount	Value/Unrealized Appreciation/Depreciation
British Pound Currency Futures	(167)	June 2021	$(14,383,919)	$158,743

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund's net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2021:

Level 1 --- Quoted prices in an active market:
Common Stocks	$441,068,744
Preferred Stocks	1,106,815
Purchased Put Options	333,650
Time Deposits	2,869,322
Level 2 --- Other significant observable market inputs:
Common Stocks:
Consumer Discretionary	8,156,857
Consumer Staples	2,354,750
Energy	5,353,006
Industrials	28,006,983
Preferred Stocks:
Financials	291,201
Convertible Bonds	1,570,697
Term Loans	3,778,443
Level 3 --- Significant unobservable inputs:
Common Stocks:
Materials	14,526,378
Term Loans	3,500,364

Total Investments	$512,917,210

Other Financial Instruments
Level 1 --- Quoted prices in an active market:
Futures Contracts *	$158,743
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-

Total Other Financial Instruments	$158,743

* Futures contracts are derivative instruments not reflected on the Schedule of Investments and are reflected at the unrealized appreciation/depreciation on the instrument.

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

The following table provides information about the Level 3 values, as well as their inputs, as of March 31, 2021:

	Fair Value at March 31, 2021	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input

Common Stocks	$14,526,378	Market comparable companies	EBIT multiple	8x - 14x (11.6x)	Increase

Term Loans	2,649,013	Market quote (stale)	N/A	$100.00	Increase
	851,351	Purchase price	N/A	$97.00	Increase
Total Term Loans	3,500,364
	$18,026,742

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Term Loans	Total
Balance at June 30, 2020	$11,128,189	$3,772,233	$14,900,422
Purchases	-	354,507	354,507
Sales	-	(623,670)	(623,670)
Accrued discounts (premiums)	-	198,596	198,596
Realized gains (losses)	-	-	-
Change in unrealized appreciation/depreciation	3,398,189	(201,302)	3,196,887
Transfers into Level 3	-	-	-
Balance at March 31, 2021	$14,526,378	$3,500,364	$18,026,742

Change in unrealized appreciation/depreciation for Level 3 assets held at March 31, 2021	$3,398,189	$(201,302)	$3,196,887

Commitments. Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged.  At March 31, 2021, the Fund did not have any outstanding bridge loan commitments.  Unfunded loan commitments are contractual obligations for funding to a borrower. At March 31, 2021, the Fund did not have any outstanding unfunded loan commitments.